Other assets - Deferred financing costs (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred financing costs [Abstract]
Cost	CAD 1,390	CAD 550
Accumulated Amortization	683	230
Net Book Value	707	320
Payments of financing fees	2,982	99
Amortization of deferred financing costs	797	572
Revolver
Deferred financing costs [Abstract]
Payments of financing fees	840	30
Amortization of deferred financing costs	CAD 453	CAD 162